Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Loss
The impacts of the reclassifications on the condensed consolidated statements of operations and comprehensive loss are as follows:

(Amounts in thousands)		Nine Months Ended September 30, 2023
	Caption name change	As previously reported	Reclassifications	As reclassified
Revenues:
Mortgage platform revenue, net	Gain on loans, net	$53,277	$(2,538)	$50,739
Cash offer program revenue		304	(304)	—
Other platform revenue	Other revenue	9,964	3,700	13,664
Net interest income
Interest income		12,527	5,479	18,006
Warehouse interest expense	Interest expense	(9,544)	(18,237)	(27,781)
Net interest income		2,983	(12,758)	(9,775)
Total net revenues		66,528	(11,900)	54,628

Expenses:
Compensation and benefits		—	156,437	156,437
Mortgage platform expenses	Loan origination expense	71,109	(61,883)	9,226
Cash offer program expenses		398	(398)	—
Other platform expenses	Other expenses/(Income)	12,103	235,469	247,572
General and administrative expenses		121,228	(77,528)	43,700
Marketing and advertising expenses		17,144	(1,219)	15,925
Technology and product development expenses		67,689	(35,730)	31,959
Restructuring and impairment expenses		11,508	(11,508)	—
Depreciation and amortization		—	32,791	32,791
Total expenses		301,179	236,431	537,610

Interest and other income (expense), net
Other income (expense)		5,382	(5,382)	—
Interest and amortization on non-funding debt		(18,237)	18,237	—
Change in fair value of warrant liabilities		861	(861)	—
Change in fair value of convertible preferred stock warrants		266	(266)	—
Change in fair value of bifurcated derivative		(236,603)	236,603	—
Total interest and other expense, net		(248,331)	248,331	—

Loss before income tax (benefit) expense		(482,982)	—	(482,982)
Income tax (benefit) expense		2,539	—	2,539
Net loss		$(485,521)	$—	$(485,521)